Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (19,107,962)	$ (12,412,668)
Notional amount	692,119,882	1,726,820,128
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(14,145)	45,488
Notional amount	2,227,579	3,707,241
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	229,546,344	1,537,875,225
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,227,579	3,707,241
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		188,944,903
Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	177,585,979
More Than Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	284,987,560
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(16,049,500)	(13,533,327)
Notional amount	404,904,743	1,679,256,887
Exchange rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	227,318,765	1,490,311,984
Exchange rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		188,944,903
Exchange rate hedge [Member] | Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	177,585,979
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(16,049,500)	(13,533,327)
Notional amount	404,904,743	1,679,256,887
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	227,318,765	1,490,311,984
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		188,944,903
Exchange rate hedge [Member] | Cash flow hedge [Member] | Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	177,585,979
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(3,044,317)	1,075,171
Notional amount	284,987,560	43,856,000
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		43,856,000
Interest rate hedge [Member] | More Than Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	284,987,560
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(3,044,317)	1,075,171
Notional amount	284,987,560	43,856,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 43,856,000
Interest rate hedge [Member] | Cash flow hedge [Member] | More Than Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 284,987,560